CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2023	Dec. 31, 2022
Common stock, authorized	20,000,000	20,000,000
Common stock, issued	7,899,832	7,899,832
Common stock, outstanding	7,721,432	7,732,132
Treasury stock, shares	178,400	167,700
ZHEJIANG TIANLAN
Common stock, authorized	82,572,000	82,572,000